Identifiable Intangible Assets	12 Months Ended
Dec. 31, 2012
Identifiable Intangible Assets
4.	Identifiable Intangible Assets

Identifiable intangible assets consist of the following at December 31, 2012 and 2011 (in thousands):

December 31, 2012	Gross Amounts	Accumulated Amortization	Net
Amortizable intangibles:
Customer contracts and related relationships	$62,198	$(28,608)	$33,590
Perpetual license	3,250	(596)	2,654

Total intangible assets	$65,448	$(29,204)	$36,244

December 31, 2011	Gross Amounts	Accumulated Amortization	Net
Amortizable intangibles:
Customer contracts and related relationships	$62,046	$(25,530)	$36,516

Total intangible assets	$62,046	$(25,530)	$36,516

For the years ended December 31, 2012, 2011 and 2010, amortization expense related to intangible assets amounted to $3.7 million, $3.0 million and $3.0, respectively.

The estimated aggregate amortization expense for each of the five following fiscal years is as follows (in thousands):

Year Ending December 31,	Amount
2013	$3,731
2014	3,731
2015	3,731
2016	3,696
2017	3,097
Thereafter	18,258

Total	$36,244